Business Combinations - Summary of Goodwill Recognized on Acquisitions (Detail) - Dec. 31, 2024 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
HIRSCHMANN [member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	$ 2,317,201
Less: Fair value of identifiable net assets acquired	(2,296,200)
Goodwill (gain on bargain purchase) recognized on acquisition	21,001
ASEPCAYMAN [Member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	1,096,373	$ 33,436
Less: Fair value of identifiable net assets acquired	(1,173,088)	(35,776)
Goodwill (gain on bargain purchase) recognized on acquisition	(76,715)	(2,340)
CHE [Member]
Disclosure of detailed information about business combination [Line Items]
Total consideration	1,945,678	59,338
Less: Fair value of identifiable net assets acquired	(1,945,678)	(59,338)
Goodwill (gain on bargain purchase) recognized on acquisition	$ 0	$ 0